Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 38,788,834	₩ 33,670,657
USD | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,235,225	4,797,714
USD | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	719,812	704,195
USD | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	479,950	347,966
USD | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	18,275,153	16,301,367
USD | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,391,450	3,812,541
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	342,120	133,197
USD | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,775,714	3,209,293
USD | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,392,901	1,405,775
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,176,509	2,958,609
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	37,635,155	29,819,598
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	14,658,624	13,333,500
USD | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	4,389
USD | Financial liabilities designated at fair value through profit or loss(IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,444,254	1,168,024
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	320,176	172,556
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,938,762	6,287,797
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,882,293	6,168,615
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,391,046	2,684,717
USD | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,153,679	3,851,059
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(1,335,794)	(2,056,586)
USD | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(182,115)	1,794,473
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,226,650	8,473,088
JPY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,532,661	1,216,221
JPY | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
JPY | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	3,430
JPY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,256,756	6,862,146
JPY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	32,565	998
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,403	285
JPY | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	83,713	125,512
JPY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	183,133	128,512
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	136,419	135,984
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,886,517	8,172,706
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,057,393	7,217,318
JPY | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
JPY | Financial liabilities designated at fair value through profit or loss(IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,466	0
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	347,881	446,102
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	319,041	317,125
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	155,736	192,161
JPY | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	340,133	300,382
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(160,734)	(157,445)
JPY | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	179,399	142,937
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,214,966	1,692,852
EUR | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	354,686	259,631
EUR | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,872	4,127
EUR | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	955,836	1,275,174
EUR | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	303,917	81,300
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	16,922	2,299
EUR | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	337,573	0
EUR | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	67,080	0
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	171,080	70,321
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,141,207	1,429,296
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	843,946	727,291
EUR | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Financial liabilities designated at fair value through profit or loss(IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	20,833	1,914
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	190,366	280,949
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	960,890	293,708
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	125,172	125,434
EUR | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	73,759	263,556
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	273,571	(217,232)
EUR | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	347,330	46,324
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,923,432	5,942,184
CNY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,714,524	1,595,799
CNY | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,350,557	3,496,937
CNY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	391	406
CNY | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	436,236	357,682
CNY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	40,769	34,955
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	380,955	456,405
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,403,297	5,536,419
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,426,507	4,565,067
CNY | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Financial liabilities designated at fair value through profit or loss(IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,163	2,089
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	407,767	395,719
CNY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	567,860	573,544
CNY | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	520,135	405,765
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(114,015)	(34,986)
CNY | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	406,120	370,779
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,976,341	10,177,008
Other | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,715,443	1,654,668
Other | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
Other | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
Other | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,960,731	5,934,670
Other | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	357,018	313,750
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	80,506	11,875
Other | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	917,335	728,456
Other | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,482,574	1,175,733
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	462,734	357,856
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,040,857	8,134,620
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,906,741	5,232,529
Other | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	474,080	458,934
Other | Financial liabilities designated at fair value through profit or loss(IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,564	4,892
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	139,658	173,731
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,526,661	1,715,780
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	978,153	548,754
Other | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,935,484	2,042,388
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(844,534)	(164,797)
Other | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 2,090,950	₩ 1,877,591